Quarterly Holdings Report
for
Fidelity® SAI Sustainable U.S. Equity Fund
August 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
EFS-NPRT1-1023
1.9904865.101
Common Stocks - 97.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.3%
Entertainment - 1.8%
Netflix, Inc. (a)	566	245,463
Interactive Media & Services - 2.3%
Alphabet, Inc. Class A (a)	2,234	304,204
Media - 2.2%
Comcast Corp. Class A	3,509	164,081
Interpublic Group of Companies, Inc.	3,728	121,570
		285,651
TOTAL COMMUNICATION SERVICES		835,318
CONSUMER DISCRETIONARY - 10.5%
Automobile Components - 0.8%
Aptiv PLC (a)	964	97,798
Automobiles - 1.0%
General Motors Co.	2,390	80,089
Tesla, Inc. (a)	213	54,971
		135,060
Broadline Retail - 2.0%
Amazon.com, Inc. (a)	1,923	265,393
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	3,071	134,663
Hotels, Restaurants & Leisure - 1.4%
Marriott International, Inc. Class A	921	187,433
Household Durables - 0.7%
Taylor Morrison Home Corp. (a)	2,014	95,464
Specialty Retail - 1.5%
Lowe's Companies, Inc.	869	200,287
Textiles, Apparel & Luxury Goods - 2.1%
LVMH Moet Hennessy Louis Vuitton SE	220	186,045
Tapestry, Inc.	2,561	85,333
		271,378
TOTAL CONSUMER DISCRETIONARY		1,387,476
CONSUMER STAPLES - 5.4%
Consumer Staples Distribution & Retail - 1.4%
Albertsons Companies, Inc.	5,376	120,422
Sprouts Farmers Market LLC (a)	1,611	65,713
		186,135
Food Products - 0.9%
Darling Ingredients, Inc. (a)	1,030	63,613
Nomad Foods Ltd. (a)	3,033	55,625
		119,238
Household Products - 2.2%
Procter & Gamble Co.	1,902	293,555
Personal Care Products - 0.9%
Estee Lauder Companies, Inc. Class A	705	113,174
TOTAL CONSUMER STAPLES		712,102
ENERGY - 3.7%
Energy Equipment & Services - 1.4%
Baker Hughes Co. Class A	5,182	187,537
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc.	770	125,664
Equinor ASA	3,353	102,975
Occidental Petroleum Corp.	1,180	74,092
		302,731
TOTAL ENERGY		490,268
FINANCIALS - 11.4%
Banks - 1.7%
Bank of America Corp.	7,658	219,555
Capital Markets - 5.0%
BlackRock, Inc. Class A	212	148,514
Moody's Corp.	553	186,250
Northern Trust Corp.	2,117	161,040
State Street Corp.	2,504	172,125
		667,929
Consumer Finance - 1.4%
American Express Co.	1,152	182,004
Financial Services - 1.3%
MasterCard, Inc. Class A	412	170,008
Insurance - 2.0%
The Travelers Companies, Inc.	1,635	263,611
TOTAL FINANCIALS		1,503,107
HEALTH CARE - 13.3%
Biotechnology - 1.5%
Moderna, Inc. (a)	389	43,984
Vertex Pharmaceuticals, Inc. (a)	440	153,270
		197,254
Health Care Providers & Services - 3.8%
Centene Corp. (a)	1,895	116,827
Cigna Group	939	259,408
CVS Health Corp.	1,884	122,780
		499,015
Life Sciences Tools & Services - 3.6%
Danaher Corp.	1,171	310,315
ICON PLC (a)	651	169,221
		479,536
Pharmaceuticals - 4.4%
Merck & Co., Inc.	2,484	270,706
UCB SA	1,444	129,648
Zoetis, Inc. Class A	949	180,794
		581,148
TOTAL HEALTH CARE		1,756,953
INDUSTRIALS - 10.0%
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	874	148,056
Building Products - 0.9%
Johnson Controls International PLC	2,099	123,967
Electrical Equipment - 2.8%
Acuity Brands, Inc.	750	120,960
Generac Holdings, Inc. (a)	499	59,286
Prysmian SpA	1,739	71,260
Regal Rexnord Corp.	716	116,128
		367,634
Machinery - 2.1%
Deere & Co.	310	127,391
Ingersoll Rand, Inc.	2,040	142,004
		269,395
Professional Services - 3.1%
KBR, Inc.	3,878	238,575
Manpower, Inc.	1,127	88,886
Verisk Analytics, Inc.	334	80,901
		408,362
TOTAL INDUSTRIALS		1,317,414
INFORMATION TECHNOLOGY - 28.5%
Electronic Equipment, Instruments & Components - 0.7%
Flex Ltd. (a)	3,241	89,419
IT Services - 2.1%
Accenture PLC Class A	843	272,938
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices, Inc. (a)	1,345	142,193
NVIDIA Corp.	1,117	551,295
NXP Semiconductors NV	716	147,296
ON Semiconductor Corp. (a)	2,016	198,495
SolarEdge Technologies, Inc. (a)	338	54,949
		1,094,228
Software - 14.4%
Adobe, Inc. (a)	377	210,871
Intuit, Inc.	617	334,297
Microsoft Corp.	3,064	1,004,259
Salesforce, Inc. (a)	1,605	355,443
		1,904,870
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	2,112	396,781
TOTAL INFORMATION TECHNOLOGY		3,758,236
MATERIALS - 4.6%
Chemicals - 1.8%
Linde PLC	617	238,804
Containers & Packaging - 2.8%
Avery Dennison Corp.	1,153	217,202
Crown Holdings, Inc.	1,550	143,623
		360,825
TOTAL MATERIALS		599,629
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Prologis (REIT), Inc.	2,149	266,906
UTILITIES - 1.4%
Electric Utilities - 0.9%
NextEra Energy, Inc.	1,718	114,762
Water Utilities - 0.5%
American Water Works Co., Inc.	534	74,087
TOTAL UTILITIES		188,849
TOTAL COMMON STOCKS (Cost $11,720,928)		12,816,258

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (b) (Cost $419,900)	419,816	419,900

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $12,140,828)	13,236,158
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(44,992)
NET ASSETS - 100.0%	13,191,166

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	268,489	3,734,161	3,582,750	5,849	-	-	419,900	0.0%
Total	268,489	3,734,161	3,582,750	5,849	-	-	419,900

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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